Financial assets and liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 128,190,179	$ 179,880,134
Trade and other receivables current	320,407,780	286,393,805
Allowance for doubtful accounts	(499,655)	(118,004)
Trade and other receivables	320,407,780	286,393,805
Trade Receivables Cammesa [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	115,655,945	179,748,089
Trade and other receivables current	258,148,238	235,455,759
Receivables From Shareholders [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	7,025,910	131,988
Other Receivable [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	5,508,324	57
Trade Receivables Y P F Energia Electrica S. A. [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables current	4,747,982	6,699,215
Trade Receivables Large Users [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables current	28,901,314	26,379,729
Trade Receivables Forest Clients [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables current	3,733,023	3,664,772
Receivables From Associates [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables current	94,841	109,109
Guarantee Deposits [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables current	2,449,067
Insurance Claims Receivable [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables current	11,221,920	692,142
Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables current	11,611,050	13,511,083
Total [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables current	$ 320,907,435	$ 286,511,809